Prepayments and other current assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepayments and other current assets
Net reversal	¥ 2,923	¥ 8,458	¥ 2,858